SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details) - USD ($)	9 Months Ended		12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss from operations	$ 8,969,000	$ (35,578,000)		$ (41,087,000)	$ (12,913,000)
CC NEUBERGER PRINCIPAL HOLDINGS I
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss			$ 3,839,607
Net loss from operations			(3,889,134)
CC NEUBERGER PRINCIPAL HOLDINGS I | Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Investment income on Trust Account			49,527
Net loss			49,527
CC NEUBERGER PRINCIPAL HOLDINGS I | Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss			$ 3,889,134
CC NEUBERGER PRINCIPAL HOLDINGS I | Private placement warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive			24,080,000